Significant Events - Sale of Economic Interest in Australian Assets to TransAlta Renewables Inc. (Details) - CAD ($) shares in Millions, $ in Millions			1 Months Ended			4 Months Ended	7 Months Ended	11 Months Ended	12 Months Ended		19 Months Ended
	Aug. 01, 2017	Jul. 31, 2017	Dec. 31, 2018	Jul. 30, 2018	Jan. 05, 2016	Nov. 29, 2018	Nov. 25, 2015	Jun. 21, 2018	Dec. 31, 2018	May 06, 2015	Jul. 31, 2017
Disclosure of detailed information about business combination [line items]
Consideration received									$ (10)
TransAlta Renewables
Disclosure of detailed information about business combination [line items]
Proportion of equity participation in subsidiary			60.90%	61.10%	62.00%	61.00%	72.80%	64.00%		70.30%	59.80%
TransAlta Renewables | Australian Assets
Disclosure of detailed information about business combination [line items]
Proportion of equity participation in subsidiary	64.00%	59.80%
Class B shares | TransAlta Renewables | Australian Assets
Disclosure of detailed information about business combination [line items]
Shares offered for conversion	26.1
Common shares | TransAlta Renewables | Australian Assets
Disclosure of detailed information about business combination [line items]
Equity securities received upon conversion of shares	26.4